Note 4 - Segment and Revenue Information - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Contribution by segment		$ 115,800	$ 103,235	$ 97,379
Other operating income		466	11,542	0
Personnel expenses including share-based remuneration (1)	[1]	(74,450)	(59,977)	(51,283)
Credit loss expense related to divested joint venture		0	(10,476)	0
Depreciation and amortization		(19,600)	(20,234)	(18,843)
Impairment of non-financial assets		(5,624)	0	0
Other operating expenses (1)	[1]	(22,802)	(26,538)	(27,791)
Share of net income (loss) of equity-accounted investees	[2]	(29,376)	2,005	(3,818)
Impairment of equity-accounted investee	[2]	(115,477)	0	0
Fair value gain on investments		116,561	24,000	37,900
Finance income		123	13,633	10,532
Finance expense		(6,912)	(516)	(655)
Foreign exchange gain (loss)		(1,814)	833	(25)
Profit (loss) before income taxes from continuing operations		$ (43,106)	$ 37,507	$ 43,396

[1]	Certain personnel and other operating expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other operating expenses in this reconciliation are not consistent with the equivalent amounts in the Statement of Operations.
[2]	For the year ended December 31, 2021, the share of net income (loss) of equity-accounted investees and the amount of impairment of equity-accounted investees have been adjusted, as disclosed in Note 1a.